Financial Instruments - Summary of Financial Assets (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of financial assets [line items]
Trade receivables	R$ 136,611		R$ 94,936
Financial investments	811,159		83,208
Financial instruments from acquisition of interests	26,630		12,511
Cash and cash equivalents	12,301	$ 933	834	R$ 4,358	R$ 683
Total financial assets	986,701		191,489
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial investments	2,370		36,686
Financial instruments from acquisition of interests	26,630		12,511
Cash and cash equivalents	12,301		834
Total financial assets	41,301		50,031
At Amortized Cost [member]
Disclosure of financial assets [line items]
Trade receivables	136,611
Financial investments	808,789
Total financial assets	R$ 945,400
Loans and receivables, category [member]
Disclosure of financial assets [line items]
Trade receivables			94,936
Financial investments			46,522
Total financial assets			R$ 141,458